SHARE-BASED COMPENSATION (Details) - USD ($)						9 Months Ended	12 Months Ended
	Mar. 16, 2021	Jan. 16, 2021	Nov. 09, 2020	Aug. 15, 2020	Aug. 14, 2020	Dec. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2017	Nov. 07, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)							10 years
Share options granted							1,894,119	6,313,373	372,500
Incremental compensation cost to be recognized							$ 0
Exercise price (in USD per share)		$ 13.85					$ 12.31	$ 2.00	$ 1.26
Shares issued upon exercise of share options (in shares)							233,958	3,694,934	34,000
Total amount							$ 226,781	$ 140,928	$ 18,700
Number of shares surrendered		491,119
Fair value (in USD per option)		$ 7.85					$ 8.39	$ 7.01	$ 5.46
Weighted average period for recognition of share based compensation expense (in years)							2 years 8 months 19 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)							5 years
Service conditions and Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted							2,483,808	2,178,808
Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				4 years	5 years
Share options granted				184,692
Number of options, vesting schedules and conditions waived			2,375,000
Shares issued upon exercise of share options (in shares)			2,375,000
Total amount			$ 5,197,650
Shares unvested							1,585,000
Management | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)			$ 1.83
Management | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)			$ 2.26
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued											4,336,126
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued										6,336,126
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued									11,391,131
Performance Incentive Plan 2021 (the "2021 Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental percent of shares		5.00%
Aggregate ordinary shares reserved for issuance		2,994,000
Performance Incentive Plan 2021 (the "2021 Plan") | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted						1,303,000
Performance Incentive Plan 2021 (the "2021 Plan") | Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)						$ 5.92
Performance Incentive Plan 2021 (the "2021 Plan") | Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)						$ 17.56
Performance Incentive Plan 2021 (the "2021 Plan") | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted	23,734